Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables

As at Dec. 31	2021	2020
Trade accounts receivable	499	488
Collateral paid (Note 16)	55	49
Current portion of finance lease receivables (Note 8)	40	36
Loan receivable (Note 22)	55	—
Income taxes receivable	2	10
Trade and other receivables	651	583